Consolidated Statements of Changes in Equity - USD ($)	Issued Capital	Accumulated Losses	Paid In Capital	Non-controlling Interest	Total
Balance at Dec. 31, 2022	$ 65,332,091	$ (60,780,984)	$ 9,472,705	$ 345,849	$ 14,369,661
Loss for the year		(1,395,250)		(808,304)	(2,203,554)
Acquisition of subsidiaries (Note 18 (b))	750,000				750,000
Issuance of ordinary shares for services (Note 19(b))	576,717				576,717
Issuance of ordinary shares for cash (Note 19(b))	1,533,408				1,533,408
Issuance of ordinary shares on conversion of debts (Note 19(b))	600,000				600,000
Balance at Dec. 31, 2023	68,792,216	(62,176,234)	9,472,705	(462,455)	15,626,232
Loss for the year		(1,369,643)		(359,358)	(1,729,001)
Paid in capital released on expiry of warrants		9,472,705	(9,472,705)
Issuance of ordinary shares for cash (Note 19(b))	52,500				52,500
Balance at Dec. 31, 2024	68,844,716	(54,073,172)		(821,813)	13,949,731
Loss for the year		(268,377)			(268,377)
Issuance of ordinary shares for services (Note 19(b))	18,000				18,000
Balance at Dec. 31, 2025	$ 68,862,716	$ (54,341,549)		$ (821,813)	$ 13,699,354